Other Assets - Schedule of Other Assets (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Subclassifications of assets, liabilities and equities [abstract]
Accounts receivable	$ 1,191	$ 1,294
Investment income due and accrued	1,127	1,122
Property and equipment	664	630
Right-of-use assets	730	770
Deferred acquisition costs	150	139
Prepaid expenses	325	319
Premium receivable	621	662
Accrued post-retirement benefit assets	197	187
Other	147	93
Other assets	5,152	5,216
Amortization expense, deferred acquisition costs	$ 21	$ 18